Loss Per Share (Details) - Schedule of Basic Loss Per Share and Diluted Loss Per Share (Parentheticals)	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 ¥ / shares shares	Jun. 30, 2022 ¥ / shares shares	Jun. 30, 2021 ¥ / shares shares
Schedule Of Basic Loss Per Share And Diluted Loss Per Share Abstract
Weighted average number of ordinary shares outstanding — diluted	103,948,398	103,948,398	49,270,950	41,206,648
Net loss per share — diluted | (per share)	$ (0.17)	¥ (1.26)	¥ (5.26)	¥ (12.89)